SHARE-BASED PAYMENTS - Preferred Stock Warrants (Details)	1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 31, 2021 shares	May 31, 2021 shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of Warrant or Right, Warrants Issued	355,000	31,881
Forfeited				(12,800)	(220,401)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			3,084,831	880,955
Forfeited | $ / shares				$ 3.28
2019 Series A-3 Preferred Stock raise
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of Warrant or Right, Warrants Issued				261,430
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.53
Warrants and Rights Outstanding, Term				5 years
Fair value of the warrants | $				$ 71,400
Preferred stock warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant Outstanding Beginning Balance			806,903	806,903	545,473
Granted					261,430
Warrant Outstanding Ending Balance				806,903	806,903
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number				806,903
Weighted Average Exercise Price Outstanding Beginning Balance | $ / shares			$ 0.49	$ 0.49	$ 0.47
Granted | $ / shares					0.53
Weighted Average Exercise Price Outstanding Ending Balance | $ / shares				0.49	$ 0.49
Weighted Average Exercise Price Exercisable | $ / shares				$ 0.49
Risk Free Interes Rate | Preferred stock warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input					2.49
Expected Dividend Yield | Preferred stock warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input					0.00
Expected Volatility | Preferred stock warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input					58.00
Expected Life (years) | Preferred stock warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input					5.00